Convertible Notes Payable (Details) - Schedule of convertible note payable	12 Months Ended
Dec. 31, 2022 USD ($)
2021 Convertible Note Payable [Member]
Convertible Notes Payable (Details) - Schedule of convertible note payable [Line Items]
Convertible Note Payable at Issuance	$ 7,226,335
Payments to advisor, debt discount	(362,693)
Total Convertible Note Payable at Issuance	6,863,642
(Deferred debt discount, including beneficial conversion features of $749,551)	(1,499,102)
(Deferred debt discount from Advisor fee)	(114,043)
Total Deferred debt discount	5,250,496
Amortization of debt discounts	1,103,730
Convertible Note Payable balance at Beginning	6,354,227
Convertible Note Payable balance at Ending	0
2022 Convertible Note Payable [Member]
Convertible Notes Payable (Details) - Schedule of convertible note payable [Line Items]
Convertible Note Payable at Issuance	2,570,000
Deferred debt discount and payments to advisor	(529,811)
Total Convertible Note Payable	2,040,189
Amortization of debt discounts	315,546
Convertible Note Payable balance at Ending	$ 2,355,735